Finance income and expense	12 Months Ended
Dec. 31, 2021
Finance income and expense

7	Finance income and expense

	2021 £’000	2020 £’000	2019 £’000
Finance income
Interest received on bank deposits	–	1	8
Gain on equity settled derivative financial liability	936	–	484
Total finance income	936	1	492

	2021 £’000	2020 £’000	2019 £’000
Finance expense
Interest expense on lease liabilities	36	20	30
Other loans	8	14	67
Loss on equity settled derivative financial liability	–	397	–
Total finance expense	44	431	97

The gain/(loss) on the equity settled derivative financial liability in 2021, 2020 and 2019 arose as a result of the movement in share price (note 20).